Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2017	3,842
Balances at Dec. 31, 2017	$ 4	$ 25,625	$ (29,153)	$ (165)	$ (3,689)
Beneficial conversion feature		716			716
Warrants issued with sale of convertible notes payable		739			739
Common stock converted into convertible notes payable
Stock-based compensation		2,373			2,373
Net loss			(5,905)		(5,905)
Foreign currency translation adjustment				448	448
Balances (in shares) at Dec. 31, 2018	5,078
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Beneficial conversion feature		353			353
Warrants issued with sale of convertible notes payable		419			419
Common stock converted into convertible notes payable (in shares)	(7)
Common stock converted into convertible notes payable		(25)			(25)
Stock-based compensation		10			10
Net loss			(1,581)		(1,581)
Foreign currency translation adjustment				(32)	(32)
Balances (in shares) at Mar. 31, 2019	5,070
Balances at Mar. 31, 2019	$ 5	35,795	(36,639)	251	(588)
Balances (in shares) at Dec. 31, 2018	5,078
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Beneficial conversion feature		353			353
Warrants issued with sale of convertible notes payable		419			419
Common stock converted into convertible notes payable (in shares)	(7)
Common stock converted into convertible notes payable		(25)			(25)
Stock-based compensation		1,093			1,093
Net loss			(6,200)		(6,200)
Foreign currency translation adjustment				22	22
Balances (in shares) at Dec. 31, 2019	6,631
Balances at Dec. 31, 2019	$ 7	42,331	(41,258)	305	1,385
Common stock converted into convertible notes payable
Stock-based compensation		112			112
Net loss			(1,798)		(1,798)
Foreign currency translation adjustment				797	797
Warrants issued for future services		228			228
Balances (in shares) at Mar. 31, 2020	6,631
Balances at Mar. 31, 2020	$ 7	$ 42,671	$ (43,056)	$ 1,102	$ 724